THE INFINITY MUTUAL FUNDS, INC.
                                3435 Stelzer Road
                              Columbus, Ohio 43219


May 7, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Infinity Mutual Funds, Inc. (the "Fund")
         Registration File Nos. 33-34080; 811-6076
         CIK: 0000862063

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

         (1) the form of each Prospectus and Statement of Additional Information for the Fund's AmeriStar Portfolios and Correspondent Cash Reserves Portfolios that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in Post-Effective Amendment Nos. 37 and 38, respectively, to the Fund's Registration Statement, which are the Fund's most recent amendments to its Registration Statement pertaining to such Portfolios; and

         (2) the text of Post-Effective Amendment Nos. 37 and 38 to the Fund's Registration Statement were filed electronically on April 15, 1998 and May 1, 1998, respectively.

THE INFINITY MUTUAL FUNDS, INC.


By: /S/JEFFREY C. CUSICK
       Jeffrey C. Cusick,
       Vice President and Assistant Secretary